COMMITMENTS AND CONTINGENCIES - Leases (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
ASU 2016-02 Transition [Abstract]
Total rent expense	$ 3,499	$ 3,320
Capital lease obligations, within accrued liabilities	43		$ 43
Capital lease obligations, within other liabilities	$ 14		$ 46